Restructuring (Notes)	12 Months Ended
Sep. 30, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
NOTE 4 — RESTRUCTURING
In April 2013, the Company announced management’s decision to close its plant located in Modesto, California as part of a cost savings and capacity rationalization effort. The transfer of production capabilities and closure of the plant was completed during September 2014.
Amounts related to the plant closure are shown in the following table. Costs are recognized in “Restructuring expenses” in the consolidated statements of operations with the exception of accelerated depreciation expense which is included in “Cost of goods sold.” These expenses are not included in the measure of segment performance for any segment (see Note 21).

	Year Ended September 30, 2014	Year Ended September 30, 2013	Cumulative Incurred to Date	Remaining Expense Expected to be Incurred
Employee severance	$1.1	$2.1	$3.2	$—
Pension curtailment	—	1.7	1.7	—
Accelerated depreciation	8.0	9.6	17.6	—
	$9.1	$13.4	$22.5	$—

Liabilities recorded related to restructuring activities and changes therein are as follows:

	September 30, 2013	Costs Incurred and Charged to Expense	Cash Paid	September 30, 2014
Employee severance	$2.1	$1.1	$(2.5)	$0.7